INTERIM CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Issued capital	Net investment attributable to owners of the parent	Capital Surplus	Other capital reserves	Retained earnings	Foreign currency translation
Number of shares outstanding at beginning of period (in shares) (Previously stated) at Dec. 31, 2024		0
Number of shares outstanding at beginning of period (in shares) (Retroactive effect of Capital Reorganization) at Dec. 31, 2024		206,942,440
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2024		206,942,440
Equity at beginning of period (Previously stated) at Dec. 31, 2024	$ 1,080	$ 0	$ 3,160	$ 0	$ 0	$ 0	$ (2,080)
Equity at beginning of period (Retroactive effect of Capital Reorganization) at Dec. 31, 2024	0	2	(3,160)	2,143	4	1,011	0
Equity at beginning of period at Dec. 31, 2024	1,080	$ 2		2,143	4	1,011	(2,080)
Profit for the period	126					126
Other comprehensive (loss) income	13				2		11
Total comprehensive income / (loss)	139				2	126	11
Other	2				2
Number of shares outstanding at end of period (in shares) at Jun. 30, 2025		206,942,440
Equity at end of period at Jun. 30, 2025	1,221	$ 2	0	2,143	8	1,137	(2,069)
Number of shares outstanding at beginning of period (in shares) (Previously stated) at Mar. 31, 2025		0
Number of shares outstanding at beginning of period (in shares) (Retroactive effect of Capital Reorganization) at Mar. 31, 2025		206,942,440
Number of shares outstanding at beginning of period (in shares) at Mar. 31, 2025		206,942,440
Equity at beginning of period (Previously stated) at Mar. 31, 2025	1,141	$ 0	3,206	0	0	0	(2,065)
Equity at beginning of period (Retroactive effect of Capital Reorganization) at Mar. 31, 2025	0	2	(3,206)	2,143	6	1,055	0
Equity at beginning of period at Mar. 31, 2025	1,141	$ 2		2,143	6	1,055	(2,065)
Profit for the period	82					82
Other comprehensive (loss) income	(4)						(4)
Total comprehensive income / (loss)	78					82	(4)
Other	2				2
Number of shares outstanding at end of period (in shares) at Jun. 30, 2025		206,942,440
Equity at end of period at Jun. 30, 2025	1,221	$ 2	0	2,143	8	1,137	(2,069)
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2025		230,863,624
Equity at beginning of period at Dec. 31, 2025	1,299	$ 2	0	2,400	24	965	(2,092)
Profit for the period	162					162
Other comprehensive (loss) income	(77)						(77)
Total comprehensive income / (loss)	85					162	(77)
Share-based payments (in shares)		20,000
Share-based payments	1				1
Number of shares outstanding at end of period (in shares) at Jun. 30, 2026		230,883,624
Equity at end of period at Jun. 30, 2026	1,385	$ 2	0	2,400	25	1,127	(2,169)
Number of shares outstanding at beginning of period (in shares) at Mar. 31, 2026		230,863,624
Equity at beginning of period at Mar. 31, 2026	1,341	$ 2	0	2,400	25	1,050	(2,136)
Profit for the period	77					77
Other comprehensive (loss) income	(33)						(33)
Total comprehensive income / (loss)	44					77	(33)
Share-based payments (in shares)		20,000
Number of shares outstanding at end of period (in shares) at Jun. 30, 2026		230,883,624
Equity at end of period at Jun. 30, 2026	$ 1,385	$ 2	$ 0	$ 2,400	$ 25	$ 1,127	$ (2,169)